Related Party Transactions - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Compensation to the Executive Officers	$ 1,495,611	$ 1,552,367